Basis of Preparation	12 Months Ended
Dec. 31, 2023
Basis of Preparation [Abstract]
BASIS OF PREPARATION
NOTE 2:	BASIS OF PREPARATION

a.	Statement of Compliance:

The consolidated financial statements of the Company (the “Financial Statements”) have been prepared in accordance with International Financial Reporting Standards (IFRSs), as issued by the International Accounting Standards Board (IASB).

b.	Basis of measurement:

The Financial Statements have been prepared under the historical cost convention, except for financial assets and liabilities measured at fair value.

c.	Use of judgments and estimates:

The preparation of Financial Statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires the Group’s management to exercise its judgment in the process of applying the Group’s accounting policies. Actual results could significantly differ from the estimates and assumptions used by the Group’s management.

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Critical accounting estimates and assumptions:

Accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

Intangible assets – the intangible asset is not yet available for use and therefore not amortized, an impairment in its respect is tested at least every year. In addition, discretion is exercised as to whether there is an indication to examine impairment more frequently.

d.	Translation of balances and transactions in foreign currency:

1.	Functional currency and presentation currency:

Items included in the Financial Statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “Functional Currency”). The consolidated financial statements are presented in U.S. dollars, which is the Functional Currency of each of the Group’s entities and the Company’s presentation currency and have been rounded to the nearest thousand.

Below are the exchange rate of the U.S. dollar in relation to the NIS:

Exchange rate of
U.S. $ 1
As of	NIS

December 31, 2023	3.627
December 31, 2022	3.519

2.	Transactions and balances:

Transactions in a currency other than the Functional Currency (“Foreign Currency”) are translated into the Functional Currency using the exchange rates at the dates of the transactions. After initial recognition, monetary assets and liabilities denominated in Foreign Currency are translated at the end of each reporting period into the Functional Currency at the exchange rate at that date.

Exchange differences are recognized in the statement of comprehensive income (loss) in the line-item finance income (expenses), net. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction.

e.	Initial application of new standards, amendments to standards and interpretations

Amendment to IAS 1, Presentation of Financial Statements: "Disclosure of Accounting Policies" (“the Amendment”)

According to the Amendment, companies must provide disclosure of their material accounting policies rather than their material accounting policies. Pursuant to the Amendment, accounting policy information is material if, when considered with other information disclosed in the financial statements, it can be reasonably be expected to influence decisions that the users of the financial statements make on the basis of those financial statements.

The Amendment also clarifies that accounting policy information is expected to be material if, without it, the users of the financial statements would be unable to understand other material information in the financial statements. The Amendment also clarifies that immaterial accounting policy information need not be disclosed.

As a result of applying the Amendment, the extent of the accounting policy disclosure provided in the financial statements for 2023 was reduced and adjusted according to the Company’s specific circumstances.